CONSOLIDATED STATEMENTS OF OPERATION AND OTHER COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Profit or loss [abstract]
Revenue	$ 341,945	$ 211,920	$ 325,760
Cost of Revenues (Exclusive of depreciation and amortization shown separately below)	71,651	59,807	187,246
Research and development expenses	18,422	13,260	16,168
Selling and marketing expenses	74,611	68,765	52,351
General and administrative expenses	63,499	29,678	34,433
Depreciation and amortization	40,259	45,187	32,359
Other expenses (income), net	(959)	1,248	(700)
Total operating costs	195,832	158,138	134,611
Operating Profit (Loss)	74,462	(6,025)	3,903
Financing income	(483)	(445)	(773)
Financing expenses	2,670	1,862	1,088
Financing expenses, net	2,187	1,417	315
Profit (Loss) before taxes on income	72,275	(7,442)	3,588
Tax benefit	948	9,581	2,636
Profit for the year	73,223	2,139	6,224
Other comprehensive income (loss) items:
Foreign currency translation differences for foreign operation	(2,632)	2,836	139
Total other comprehensive income for the year	(2,632)	2,836	139
Total comprehensive income for the year	$ 70,591	$ 4,975	$ 6,363
Earnings per share
Basic earnings per share (in USD)	$ 0.51	$ 0.02	$ 0.06
Diluted earnings per share (in USD)	$ 0.48	$ 0.02	$ 0.05